Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
7. Cash and cash equivalents

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Cash and cash equivalents	71,027	87,356

Cash and cash equivalents comprise cash at banks with maturity terms of three months or less, and is subject to insignificant risk of changes in value. Cash at banks earns interest at fixed or variable rates based on the terms agreed for each account.